ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consist of the following:

	December 31
	2021	2020

Trade	19,809	9,396
Notes receivable	2,302	2,252
Less - allowance for doubtful debt	(1,107)	(672)
	21,004	10,976
Less - non-current accounts receivable	(768)	(477)
Total accounts receivable	20,236	10,499